Derivatives - Derivatives Designated as Accounting Hedges - Cash Flow and Net Investment Hedges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized in Accumulated OCI on Derivatives	$ 195	$ 156	$ 430
Gains (Losses) in Income Reclassified from Accumulated OCI	(760)	(773)	(1,035)
Hedge Ineffectiveness and Amounts Excluded from Effectiveness Testing	(4)
Interest rate risk on variable-rate portfolios | Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized in Accumulated OCI on Derivatives	68	(321)	10
Gains (Losses) in Income Reclassified from Accumulated OCI	(1,119)	(1,102)	(957)
Hedge Ineffectiveness and Amounts Excluded from Effectiveness Testing	(4)
Price risk on restricted stock awards | Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized in Accumulated OCI on Derivatives	127	477	420
Gains (Losses) in Income Reclassified from Accumulated OCI	359	329	(78)
Foreign exchange risk | Net investment hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized in Accumulated OCI on Derivatives	3,021	1,024	(771)
Gains (Losses) in Income Reclassified from Accumulated OCI	21	(355)	(26)
Hedge Ineffectiveness and Amounts Excluded from Effectiveness Testing	$ (503)	$ (134)	$ (269)